Taxes Payable	12 Months Ended
Dec. 31, 2020
Taxes Payable [Abstract]
Taxes Payable

10 .	Taxes Payable
The Group’s subsidiaries, VIEs and subsidiaries of VIEs incorporated in China are subject to 6% VAT for services rendered.
The following is a summary of taxes payable as of December 31, 2019 and 2020:

	December 31, 2019	December 31, 2020
	RMB	RMB
Cultural development fees	30	—
VAT payables	1,258	2,830
Withholding individual income taxes for employees	1,100	1,533
Income tax payable	—	999
Others	243	447

Total	2,631	5,809